Alliant Energy Corporation
Corporate Headquarters
4902 North Biltmore Lane
P.O. Box 77007
Madison, WI 53707-1007

Office: 1.800.862.6222
www.alliantenergy.com

February 27, 2009

Securities and Exchange Commission

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20549

Re:	Alliant Energy Corporation – Commission File No. 1-9894
Interstate Power and Light Company – Commission File No. 0-4117-1
Wisconsin Power and Light Company – Commission File No. 0-337

Ladies and Gentlemen:

On behalf of Alliant Energy Corporation, a Wisconsin corporation, Interstate Power and Light Company, an Iowa corporation, and Wisconsin Power and Light Company, a Wisconsin corporation (collectively, the “Registrants”), we are transmitting for filing the Registrants’ Form 10-K for the annual period ended December 31, 2008.

This filing is being effected by direct transmission to the EDGAR System.

Please contact the undersigned at 608.458.0528 if you have any questions or comments regarding this filing.

Sincerely,

/s/ Thomas L. Hanson

Thomas L. Hanson

Vice President-Controller and Chief Accounting Officer

tomhanson@alliantenergy.com

Enclosure

cc:	Lynn Kaminski
Alliant Energy Corporation